Financial Instruments (Details 3) (Foreign exchange contracts, Cash Flow Hedging, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Foreign exchange contracts | Cash Flow Hedging
Effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations
Gain (Loss) Recognized	$ 1,313	$ (1,539)	$ 682
Gain (Loss) Reclassified	(1,539)	697	3,598
Tax effect of amount recognized in AOCI (effective portion)	$ 288	$ (632)	$ 186
Expected period for reclassification of unrealized amounts to earnings	12 months